Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Target Volatility Portfolio
March 31, 2023
VIPTV-NPRT1-0523
1.955029.110
Equity Funds - 62.2%
	Shares	Value ($)
Domestic Equity Funds - 36.7%
Fidelity Contrafund (a)	259,804	3,452,794
Fidelity Equity-Income Fund (a)	35,361	2,265,917
Fidelity Hedged Equity Fund (a)	55,719	552,178
Fidelity Large Cap Value Enhanced Index Fund (a)	337,812	4,857,741
Fidelity Low-Priced Stock Fund (a)	80,524	3,761,280
Fidelity U.S. Low Volatility Equity Fund (a)	244,451	2,495,842
Fidelity Value Discovery Fund (a)	50,915	1,745,862
iShares S&P 500 Index ETF	20,241	8,320,670
VIP Stock Selector All Cap Portfolio Investor Class (a)	5,312,471	46,749,739
TOTAL DOMESTIC EQUITY FUNDS		74,202,023
International Equity Funds - 25.5%
Fidelity Canada Fund (a)	24,103	1,468,831
Fidelity Emerging Markets Fund (a)	362,445	12,341,256
Fidelity International Enhanced Index Fund (a)	430,686	4,392,993
Fidelity International Value Fund (a)	594,658	5,280,560
Fidelity Japan Smaller Companies Fund (a)	109,448	1,556,357
Fidelity Overseas Fund (a)	136,604	7,608,851
iShares Core MSCI EAFE ETF (b)	204,120	13,645,422
iShares Core MSCI Emerging Markets ETF	108,809	5,308,791
TOTAL INTERNATIONAL EQUITY FUNDS		51,603,061
TOTAL EQUITY FUNDS (Cost $126,325,149)		125,805,084

Fixed-Income Funds - 35.7%
	Shares	Value ($)
Fixed-Income Funds - 35.7%
Fidelity Inflation-Protected Bond Index Fund (a)	497,515	4,641,819
Fidelity Long-Term Treasury Bond Index Fund (a)	769,711	8,274,389
Fidelity Total Bond Fund (a)	3,779,784	36,059,139
Fidelity U.S. Bond Index Fund (a)	2,218,012	23,111,682

TOTAL FIXED-INCOME FUNDS (Cost $78,789,284)		72,087,029

Money Market Funds - 2.7%
	Shares	Value ($)
Cash Equivalents - 1.7%
Fidelity Cash Central Fund 4.86% (c)	2,140,095	2,140,524
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d)	1,210,279	1,210,400
TOTAL CASH EQUIVALENTS		3,350,924
Money Market Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 4.76% (a)(e)	2,085,711	2,085,711
TOTAL MONEY MARKET FUNDS (Cost $5,436,634)		5,436,635

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $210,551,067)	203,328,748
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,250,310)
NET ASSETS - 100.0%	202,078,438

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	15,853,188	11,123,909	24,836,573	53,555	-	-	2,140,524	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	39,374,500	38,164,100	420	-	-	1,210,400	0.0%
Total	15,853,188	50,498,409	63,000,673	53,975	-	-	3,350,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	702,492	824,769	77,304	-	(5,198)	24,072	1,468,831
Fidelity Contrafund	2,775,982	537,415	153,928	49,338	(2,330)	295,655	3,452,794
Fidelity Emerging Markets Fund	7,376,518	5,191,557	721,333	-	(30,358)	524,872	12,341,256
Fidelity Equity-Income Fund	2,007,814	349,206	93,657	787	(2,554)	5,108	2,265,917
Fidelity Hedged Equity Fund	529,557	334	-	334	-	22,287	552,178
Fidelity Inflation-Protected Bond Index Fund	4,690,184	5,568	211,225	(426)	(23,381)	180,673	4,641,819
Fidelity International Enhanced Index Fund	2,030,136	2,386,134	238,331	-	(5,612)	220,666	4,392,993
Fidelity International Value Fund	2,504,800	2,949,731	268,601	-	(8,101)	102,731	5,280,560
Fidelity Investments Money Market Government Portfolio Institutional Class 4.76%	34,037,513	188,569	32,140,371	169,205	-	-	2,085,711
Fidelity Japan Smaller Companies Fund	1,474,271	-	-	-	-	82,086	1,556,357
Fidelity Large Cap Value Enhanced Index Fund	4,319,140	748,933	207,139	-	(6,307)	3,114	4,857,741
Fidelity Long-Term Treasury Bond Index Fund	8,099,354	70,717	376,433	61,540	(193,387)	674,138	8,274,389
Fidelity Low-Priced Stock Fund	3,315,574	577,121	155,394	-	(11,538)	35,517	3,761,280
Fidelity Overseas Fund	3,578,785	4,224,020	604,012	-	(5,670)	415,728	7,608,851
Fidelity Total Bond Fund	36,492,823	403,586	1,651,156	363,408	(157,090)	970,976	36,059,139
Fidelity U.S. Bond Index Fund	23,436,960	187,177	1,055,859	161,489	(123,869)	667,273	23,111,682
Fidelity U.S. Low Volatility Equity Fund	2,650,714	3,769	157,408	-	6,218	(7,451)	2,495,842
Fidelity Value Discovery Fund	1,595,535	273,896	74,080	-	(2,571)	(46,918)	1,745,862
VIP Stock Selector All Cap Portfolio Investor Class	38,665,768	6,842,171	2,110,708	-	(176,290)	3,528,798	46,749,739
	180,283,920	25,764,673	40,296,939	805,675	(748,038)	7,699,325	172,702,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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